Summary of Significant Accounting Policies - Additional Information (Detail)				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2018 USD ($) $ / shares shares	Jul. 02, 2018 USD ($) $ / shares shares	Jun. 15, 2018	Nov. 03, 2018 USD ($)	Oct. 28, 2017 USD ($)	Nov. 03, 2018 USD ($) shares	Oct. 28, 2017 USD ($)	Feb. 03, 2018 USD ($) Reporting_Unit	Jan. 28, 2017 USD ($)	Jan. 30, 2016 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowances for doubtful accounts								$ 1,200,000	$ 1,300,000
Depreciation expense								138,000,000	149,500,000	$ 145,700,000
Amortization of deferred debt issuance costs						$ 5,233,000	$ 6,347,000	$ 8,463,000	17,091,000	16,848,000
Number of reporting unit | Reporting_Unit								1
Gross amount of assets recorded under capital lease and financing obligations								$ 49,400,000	49,400,000
Accumulated depreciation for capital lease								$ 12,200,000	$ 10,200,000	$ 8,100,000
Advertising expenses								0.60%	0.50%	0.40%
Aggregate net proceeds received by the Company after deducting underwriters' discounts and commissions						690,970,000
Deferred offering costs						5,081,000
Term loan outstanding								$ 2,752,563,000
Stock split, conversion ratio			0.14285714
Description of stock split			Seven-to-one
Net sales				$ 3,221,663,000	$ 3,084,245,000	9,590,465,000	9,198,600,000	12,754,589,000	$ 12,350,537,000	$ 12,467,553,000
Cost of sales				2,629,575,000	2,523,297,000	$ 7,858,515,000	$ 7,578,790,000	10,513,492,000	10,223,017,000	10,476,519,000
Second Lien Term Loan [Member]
Summary of Significant Accounting Policies [Line Items]
Term loan outstanding		$ 623,300,000
Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued | shares						43,125,000
Underwriter [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Exercise of stock options (in shares) | shares	4,200,000	5,625,000
IPO [Member]
Summary of Significant Accounting Policies [Line Items]
Stockholders' deficit as reduction of additional paid-in capital						$ 47,200,000
IPO [Member] | Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock, shares issued | shares	32,200,000	43,125,000
Common stock, par value | $ / shares	$ 26.00	$ 17.00
Aggregate net proceeds received by the Company after deducting underwriters' discounts and commissions		$ 685,900,000
Deferred offering costs	$ 2,400,000	$ 47,200,000
Tax Cuts and Jobs Act of 2017 [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated other comprehensive income to retained earnings								432,000
Accounting Standards Update 2016-15 [Member]
Summary of Significant Accounting Policies [Line Items]
Insurance proceeds					$ 0
Interest Expense [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization of deferred debt issuance costs								4,100,000	7,700,000	7,400,000
Selling, General and Administrative Expenses [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of goodwill								0	0	0
Selling, General and Administrative Expenses [Member] | Trade Names [Member]
Summary of Significant Accounting Policies [Line Items]
Other assets impairment								$ 0	$ 0	$ 0
Allowance for Returns Reserve [Member] | Accounting Standards Update 2014-09 [Member]
Summary of Significant Accounting Policies [Line Items]
Net sales				200,000		(5,500,000)
Cost of sales				$ 200,000		$ (5,500,000)
Building and Building Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life								33 years
Minimum [Member] | Furniture Fixtures And Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life								3 years
Minimum [Member] | Software [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life								3 years
Maximum [Member] | Furniture Fixtures And Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life								10 years
Maximum [Member] | Software [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life								7 years